Schedule of property and equipment by geographic segment (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Property and equipment	$ 2,903	$ 2,911
UNITED STATES
IfrsStatementLineItems [Line Items]
Property and equipment	2,377	2,393
Europe country [member]
IfrsStatementLineItems [Line Items]
Property and equipment	251	212
Asia/pacific [member]
IfrsStatementLineItems [Line Items]
Property and equipment	$ 275	$ 306